Shareholder Report	6 Months Ended
May 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	AB TRUST
Entity Central Index Key	0001129870
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2025
C000028751
Shareholder Report [Line Items]
Fund Name	AB Large Cap Value Fund
Class Name	Advisor Class
Trading Symbol	ABVYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AB Large Cap Value Fund (the “Fund”) for the period of December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/ABVYX-S. You can also request this information by contacting us at (800) 227 4618.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/ABVYX-S
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$30	0.63%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.63%	[1]
Material Change Date	Dec. 01, 2024
AssetsNet	$ 415,850,612
Holdings Count | Holding	59
Advisory Fees Paid, Amount	$ 1,026,477
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$415,850,612
# of Portfolio Holdings	59
Portfolio Turnover Rate	18%
Total Advisory Fees Paid (Net)	$1,026,477

Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Value	Value
Financials	22.8%
Industrials	14.1%
Health Care	13.9%
Consumer Discretionary	7.8%
Information Technology	7.5%
Communication Services	7.0%
Consumer Staples	7.0%
Energy	6.3%
Real Estate	4.6%
Utilities	4.5%
Materials	3.7%
Short-Term Investments	0.7%
Other assets less liabilities	0.1%

Largest Holdings [Text Block]

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Walmart, Inc.	$16,385,348	4.0%
Wells Fargo & Co.	$15,825,392	3.8%
Charles Schwab Corp. (The)	$15,025,662	3.6%
Walt Disney Co. (The)	$13,827,505	3.3%
Bank of America Corp.	$12,915,748	3.1%
RTX Corp.	$12,560,527	3.0%
UnitedHealth Group, Inc.	$11,545,642	2.8%
McDonald's Corp.	$11,115,625	2.7%
Labcorp Holdings, Inc.	$10,824,718	2.6%
American Electric Power Co., Inc.	$10,582,059	2.5%
Total	$130,608,226	31.4%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since December 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available on or about March 31, 2026 at www.abfunds.com/go/prospectus, or upon request at (800) 243-5994.

During the reporting period, the Fund added the following risk to its Principal Risks as set forth in its prospectus.

  Capital Gain Risk: As of the date of the Fund's Prospectus, a substantial portion of the Fund's net asset value is attributable to realized and/or net unrealized capital gains on portfolio securities. If the Fund realizes capital gains in excess of realized capital losses in any fiscal year, it generally expects to make capital gain distributions to shareholders. You may receive distributions that are attributable to appreciation of portfolio securities that happened before you made your investment. Unless you purchase shares through a tax-advantaged account (such as an IRA or 401(k) plan), these distributions will be taxable to you even though they economically represent a return of a portion of your investment. You should consult your tax professional about your investment in the Fund.

Material Fund Change Risks Change [Text Block]

During the reporting period, the Fund added the following risk to its Principal Risks as set forth in its prospectus.

  Capital Gain Risk: As of the date of the Fund's Prospectus, a substantial portion of the Fund's net asset value is attributable to realized and/or net unrealized capital gains on portfolio securities. If the Fund realizes capital gains in excess of realized capital losses in any fiscal year, it generally expects to make capital gain distributions to shareholders. You may receive distributions that are attributable to appreciation of portfolio securities that happened before you made your investment. Unless you purchase shares through a tax-advantaged account (such as an IRA or 401(k) plan), these distributions will be taxable to you even though they economically represent a return of a portion of your investment. You should consult your tax professional about your investment in the Fund.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since December 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available on or about March 31, 2026 at www.abfunds.com/go/prospectus, or upon request at (800) 243-5994.

C000028748
Shareholder Report [Line Items]
Fund Name	AB Large Cap Value Fund
Class Name	Class A
Trading Symbol	ABVAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AB Large Cap Value Fund (the “Fund”) for the period of December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/ABVAX-S. You can also request this information by contacting us at (800) 227 4618.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/ABVAX-S
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$42	0.88%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.88%	[2]
Material Change Date	Dec. 01, 2024
AssetsNet	$ 415,850,612
Holdings Count | Holding	59
Advisory Fees Paid, Amount	$ 1,026,477
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$415,850,612
# of Portfolio Holdings	59
Portfolio Turnover Rate	18%
Total Advisory Fees Paid (Net)	$1,026,477

Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Value	Value
Financials	22.8%
Industrials	14.1%
Health Care	13.9%
Consumer Discretionary	7.8%
Information Technology	7.5%
Communication Services	7.0%
Consumer Staples	7.0%
Energy	6.3%
Real Estate	4.6%
Utilities	4.5%
Materials	3.7%
Short-Term Investments	0.7%
Other assets less liabilities	0.1%

Largest Holdings [Text Block]

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Walmart, Inc.	$16,385,348	4.0%
Wells Fargo & Co.	$15,825,392	3.8%
Charles Schwab Corp. (The)	$15,025,662	3.6%
Walt Disney Co. (The)	$13,827,505	3.3%
Bank of America Corp.	$12,915,748	3.1%
RTX Corp.	$12,560,527	3.0%
UnitedHealth Group, Inc.	$11,545,642	2.8%
McDonald's Corp.	$11,115,625	2.7%
Labcorp Holdings, Inc.	$10,824,718	2.6%
American Electric Power Co., Inc.	$10,582,059	2.5%
Total	$130,608,226	31.4%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since December 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available on or about March 31, 2026 at www.abfunds.com/go/prospectus, or upon request at (800) 243-5994.

During the reporting period, the Fund added the following risk to its Principal Risks as set forth in its prospectus.

  Capital Gain Risk: As of the date of the Fund's Prospectus, a substantial portion of the Fund's net asset value is attributable to realized and/or net unrealized capital gains on portfolio securities. If the Fund realizes capital gains in excess of realized capital losses in any fiscal year, it generally expects to make capital gain distributions to shareholders. You may receive distributions that are attributable to appreciation of portfolio securities that happened before you made your investment. Unless you purchase shares through a tax-advantaged account (such as an IRA or 401(k) plan), these distributions will be taxable to you even though they economically represent a return of a portion of your investment. You should consult your tax professional about your investment in the Fund.

Material Fund Change Risks Change [Text Block]

During the reporting period, the Fund added the following risk to its Principal Risks as set forth in its prospectus.

  Capital Gain Risk: As of the date of the Fund's Prospectus, a substantial portion of the Fund's net asset value is attributable to realized and/or net unrealized capital gains on portfolio securities. If the Fund realizes capital gains in excess of realized capital losses in any fiscal year, it generally expects to make capital gain distributions to shareholders. You may receive distributions that are attributable to appreciation of portfolio securities that happened before you made your investment. Unless you purchase shares through a tax-advantaged account (such as an IRA or 401(k) plan), these distributions will be taxable to you even though they economically represent a return of a portion of your investment. You should consult your tax professional about your investment in the Fund.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since December 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available on or about March 31, 2026 at www.abfunds.com/go/prospectus, or upon request at (800) 243-5994.

C000028750
Shareholder Report [Line Items]
Fund Name	AB Large Cap Value Fund
Class Name	Class C
Trading Symbol	ABVCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AB Large Cap Value Fund (the “Fund”) for the period of December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/ABVCX-S. You can also request this information by contacting us at (800) 227 4618.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/ABVCX-S
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$78	1.64%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	1.64%	[3]
Material Change Date	Dec. 01, 2024
AssetsNet	$ 415,850,612
Holdings Count | Holding	59
Advisory Fees Paid, Amount	$ 1,026,477
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$415,850,612
# of Portfolio Holdings	59
Portfolio Turnover Rate	18%
Total Advisory Fees Paid (Net)	$1,026,477

Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Value	Value
Financials	22.8%
Industrials	14.1%
Health Care	13.9%
Consumer Discretionary	7.8%
Information Technology	7.5%
Communication Services	7.0%
Consumer Staples	7.0%
Energy	6.3%
Real Estate	4.6%
Utilities	4.5%
Materials	3.7%
Short-Term Investments	0.7%
Other assets less liabilities	0.1%

Largest Holdings [Text Block]

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Walmart, Inc.	$16,385,348	4.0%
Wells Fargo & Co.	$15,825,392	3.8%
Charles Schwab Corp. (The)	$15,025,662	3.6%
Walt Disney Co. (The)	$13,827,505	3.3%
Bank of America Corp.	$12,915,748	3.1%
RTX Corp.	$12,560,527	3.0%
UnitedHealth Group, Inc.	$11,545,642	2.8%
McDonald's Corp.	$11,115,625	2.7%
Labcorp Holdings, Inc.	$10,824,718	2.6%
American Electric Power Co., Inc.	$10,582,059	2.5%
Total	$130,608,226	31.4%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since December 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available on or about March 31, 2026 at www.abfunds.com/go/prospectus, or upon request at (800) 243-5994.

During the reporting period, the Fund added the following risk to its Principal Risks as set forth in its prospectus.

  Capital Gain Risk: As of the date of the Fund's Prospectus, a substantial portion of the Fund's net asset value is attributable to realized and/or net unrealized capital gains on portfolio securities. If the Fund realizes capital gains in excess of realized capital losses in any fiscal year, it generally expects to make capital gain distributions to shareholders. You may receive distributions that are attributable to appreciation of portfolio securities that happened before you made your investment. Unless you purchase shares through a tax-advantaged account (such as an IRA or 401(k) plan), these distributions will be taxable to you even though they economically represent a return of a portion of your investment. You should consult your tax professional about your investment in the Fund.

Material Fund Change Risks Change [Text Block]

During the reporting period, the Fund added the following risk to its Principal Risks as set forth in its prospectus.

  Capital Gain Risk: As of the date of the Fund's Prospectus, a substantial portion of the Fund's net asset value is attributable to realized and/or net unrealized capital gains on portfolio securities. If the Fund realizes capital gains in excess of realized capital losses in any fiscal year, it generally expects to make capital gain distributions to shareholders. You may receive distributions that are attributable to appreciation of portfolio securities that happened before you made your investment. Unless you purchase shares through a tax-advantaged account (such as an IRA or 401(k) plan), these distributions will be taxable to you even though they economically represent a return of a portion of your investment. You should consult your tax professional about your investment in the Fund.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since December 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available on or about March 31, 2026 at www.abfunds.com/go/prospectus, or upon request at (800) 243-5994.

C000028754
Shareholder Report [Line Items]
Fund Name	AB Large Cap Value Fund
Class Name	Class I
Trading Symbol	ABVIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AB Large Cap Value Fund (the “Fund”) for the period of December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/ABVIX-S. You can also request this information by contacting us at (800) 227 4618.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/ABVIX-S
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$31	0.65%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.65%	[4]
Material Change Date	Dec. 01, 2024
AssetsNet	$ 415,850,612
Holdings Count | Holding	59
Advisory Fees Paid, Amount	$ 1,026,477
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$415,850,612
# of Portfolio Holdings	59
Portfolio Turnover Rate	18%
Total Advisory Fees Paid (Net)	$1,026,477

Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Value	Value
Financials	22.8%
Industrials	14.1%
Health Care	13.9%
Consumer Discretionary	7.8%
Information Technology	7.5%
Communication Services	7.0%
Consumer Staples	7.0%
Energy	6.3%
Real Estate	4.6%
Utilities	4.5%
Materials	3.7%
Short-Term Investments	0.7%
Other assets less liabilities	0.1%

Largest Holdings [Text Block]

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Walmart, Inc.	$16,385,348	4.0%
Wells Fargo & Co.	$15,825,392	3.8%
Charles Schwab Corp. (The)	$15,025,662	3.6%
Walt Disney Co. (The)	$13,827,505	3.3%
Bank of America Corp.	$12,915,748	3.1%
RTX Corp.	$12,560,527	3.0%
UnitedHealth Group, Inc.	$11,545,642	2.8%
McDonald's Corp.	$11,115,625	2.7%
Labcorp Holdings, Inc.	$10,824,718	2.6%
American Electric Power Co., Inc.	$10,582,059	2.5%
Total	$130,608,226	31.4%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since December 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available on or about March 31, 2026 at www.abfunds.com/go/prospectus, or upon request at (800) 243-5994.

During the reporting period, the Fund added the following risk to its Principal Risks as set forth in its prospectus.

  Capital Gain Risk: As of the date of the Fund's Prospectus, a substantial portion of the Fund's net asset value is attributable to realized and/or net unrealized capital gains on portfolio securities. If the Fund realizes capital gains in excess of realized capital losses in any fiscal year, it generally expects to make capital gain distributions to shareholders. You may receive distributions that are attributable to appreciation of portfolio securities that happened before you made your investment. Unless you purchase shares through a tax-advantaged account (such as an IRA or 401(k) plan), these distributions will be taxable to you even though they economically represent a return of a portion of your investment. You should consult your tax professional about your investment in the Fund.

Material Fund Change Risks Change [Text Block]

During the reporting period, the Fund added the following risk to its Principal Risks as set forth in its prospectus.

  Capital Gain Risk: As of the date of the Fund's Prospectus, a substantial portion of the Fund's net asset value is attributable to realized and/or net unrealized capital gains on portfolio securities. If the Fund realizes capital gains in excess of realized capital losses in any fiscal year, it generally expects to make capital gain distributions to shareholders. You may receive distributions that are attributable to appreciation of portfolio securities that happened before you made your investment. Unless you purchase shares through a tax-advantaged account (such as an IRA or 401(k) plan), these distributions will be taxable to you even though they economically represent a return of a portion of your investment. You should consult your tax professional about your investment in the Fund.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since December 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available on or about March 31, 2026 at www.abfunds.com/go/prospectus, or upon request at (800) 243-5994.

C000254617
Shareholder Report [Line Items]
Fund Name	AB Large Cap Value Fund
Class Name	Class Z
Trading Symbol	ABVZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AB Large Cap Value Fund (the “Fund”) for the period of December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/ABVZX-S. You can also request this information by contacting us at (800) 227 4618.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/ABVZX-S
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$2	0.04%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.04%	[5]
Material Change Date	Dec. 01, 2024
AssetsNet	$ 415,850,612
Holdings Count | Holding	59
Advisory Fees Paid, Amount	$ 1,026,477
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$415,850,612
# of Portfolio Holdings	59
Portfolio Turnover Rate	18%
Total Advisory Fees Paid (Net)	$1,026,477

Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Value	Value
Financials	22.8%
Industrials	14.1%
Health Care	13.9%
Consumer Discretionary	7.8%
Information Technology	7.5%
Communication Services	7.0%
Consumer Staples	7.0%
Energy	6.3%
Real Estate	4.6%
Utilities	4.5%
Materials	3.7%
Short-Term Investments	0.7%
Other assets less liabilities	0.1%

Largest Holdings [Text Block]

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Walmart, Inc.	$16,385,348	4.0%
Wells Fargo & Co.	$15,825,392	3.8%
Charles Schwab Corp. (The)	$15,025,662	3.6%
Walt Disney Co. (The)	$13,827,505	3.3%
Bank of America Corp.	$12,915,748	3.1%
RTX Corp.	$12,560,527	3.0%
UnitedHealth Group, Inc.	$11,545,642	2.8%
McDonald's Corp.	$11,115,625	2.7%
Labcorp Holdings, Inc.	$10,824,718	2.6%
American Electric Power Co., Inc.	$10,582,059	2.5%
Total	$130,608,226	31.4%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since December 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available on or about March 31, 2026 at www.abfunds.com/go/prospectus, or upon request at (800) 243-5994.

During the reporting period, the Fund added the following risk to its Principal Risks as set forth in its prospectus.

  Capital Gain Risk: As of the date of the Fund's Prospectus, a substantial portion of the Fund's net asset value is attributable to realized and/or net unrealized capital gains on portfolio securities. If the Fund realizes capital gains in excess of realized capital losses in any fiscal year, it generally expects to make capital gain distributions to shareholders. You may receive distributions that are attributable to appreciation of portfolio securities that happened before you made your investment. Unless you purchase shares through a tax-advantaged account (such as an IRA or 401(k) plan), these distributions will be taxable to you even though they economically represent a return of a portion of your investment. You should consult your tax professional about your investment in the Fund.

Material Fund Change Risks Change [Text Block]

During the reporting period, the Fund added the following risk to its Principal Risks as set forth in its prospectus.

  Capital Gain Risk: As of the date of the Fund's Prospectus, a substantial portion of the Fund's net asset value is attributable to realized and/or net unrealized capital gains on portfolio securities. If the Fund realizes capital gains in excess of realized capital losses in any fiscal year, it generally expects to make capital gain distributions to shareholders. You may receive distributions that are attributable to appreciation of portfolio securities that happened before you made your investment. Unless you purchase shares through a tax-advantaged account (such as an IRA or 401(k) plan), these distributions will be taxable to you even though they economically represent a return of a portion of your investment. You should consult your tax professional about your investment in the Fund.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since December 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available on or about March 31, 2026 at www.abfunds.com/go/prospectus, or upon request at (800) 243-5994.

C000028758
Shareholder Report [Line Items]
Fund Name	AB Discovery Value Fund
Class Name	Advisor Class
Trading Symbol	ABYSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AB Discovery Value Fund (the “Fund”) for the period of December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/ABYSX-S. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/ABYSX-S
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$39	0.84%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.84%	[6]
AssetsNet	$ 2,200,681,314
Holdings Count | Holding	91
Advisory Fees Paid, Amount	$ 8,675,786
InvestmentCompanyPortfolioTurnover	32.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$2,200,681,314
# of Portfolio Holdings	91
Portfolio Turnover Rate	32%
Total Advisory Fees Paid (Net)	$8,675,786

Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Value	Value
Industrials	19.9%
Financials	19.5%
Information Technology	11.7%
Real Estate	9.6%
Consumer Discretionary	9.4%
Health Care	7.6%
Consumer Staples	5.9%
Energy	4.5%
Utilities	4.4%
Materials	4.1%
Communication Services	2.5%
Short-Term Investments	1.5%
Other assets less liabilities	-0.6%

Largest Holdings [Text Block]

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
BJ's Wholesale Club Holdings, Inc.	$47,635,372	2.2%
Encompass Health Corp.	$45,173,197	2.0%
TXNM Energy, Inc.	$44,700,745	2.0%
IDACORP, Inc.	$36,913,159	1.7%
Hanover Insurance Group, Inc. (The)	$36,434,723	1.7%
Pentair PLC	$35,747,447	1.6%
Cboe Global Markets, Inc.	$35,356,882	1.6%
BorgWarner, Inc.	$35,145,782	1.6%
Nexstar Media Group, Inc.	$35,046,703	1.6%
RPM International, Inc.	$33,644,046	1.5%
Total	$385,798,056	17.5%

Material Fund Change [Text Block]
C000028755
Shareholder Report [Line Items]
Fund Name	AB Discovery Value Fund
Class Name	Class A
Trading Symbol	ABASX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AB Discovery Value Fund (the “Fund”) for the period of December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/ABASX-S. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/ABASX-S
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$51	1.09%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	1.09%	[7]
AssetsNet	$ 2,200,681,314
Holdings Count | Holding	91
Advisory Fees Paid, Amount	$ 8,675,786
InvestmentCompanyPortfolioTurnover	32.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$2,200,681,314
# of Portfolio Holdings	91
Portfolio Turnover Rate	32%
Total Advisory Fees Paid (Net)	$8,675,786

Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Value	Value
Industrials	19.9%
Financials	19.5%
Information Technology	11.7%
Real Estate	9.6%
Consumer Discretionary	9.4%
Health Care	7.6%
Consumer Staples	5.9%
Energy	4.5%
Utilities	4.4%
Materials	4.1%
Communication Services	2.5%
Short-Term Investments	1.5%
Other assets less liabilities	-0.6%

Largest Holdings [Text Block]

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
BJ's Wholesale Club Holdings, Inc.	$47,635,372	2.2%
Encompass Health Corp.	$45,173,197	2.0%
TXNM Energy, Inc.	$44,700,745	2.0%
IDACORP, Inc.	$36,913,159	1.7%
Hanover Insurance Group, Inc. (The)	$36,434,723	1.7%
Pentair PLC	$35,747,447	1.6%
Cboe Global Markets, Inc.	$35,356,882	1.6%
BorgWarner, Inc.	$35,145,782	1.6%
Nexstar Media Group, Inc.	$35,046,703	1.6%
RPM International, Inc.	$33,644,046	1.5%
Total	$385,798,056	17.5%

Material Fund Change [Text Block]
C000028757
Shareholder Report [Line Items]
Fund Name	AB Discovery Value Fund
Class Name	Class C
Trading Symbol	ABCSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AB Discovery Value Fund (the “Fund”) for the period of December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/ABCSX-S. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/ABCSX-S
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$86	1.84%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	1.84%	[8]
AssetsNet	$ 2,200,681,314
Holdings Count | Holding	91
Advisory Fees Paid, Amount	$ 8,675,786
InvestmentCompanyPortfolioTurnover	32.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$2,200,681,314
# of Portfolio Holdings	91
Portfolio Turnover Rate	32%
Total Advisory Fees Paid (Net)	$8,675,786

Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Value	Value
Industrials	19.9%
Financials	19.5%
Information Technology	11.7%
Real Estate	9.6%
Consumer Discretionary	9.4%
Health Care	7.6%
Consumer Staples	5.9%
Energy	4.5%
Utilities	4.4%
Materials	4.1%
Communication Services	2.5%
Short-Term Investments	1.5%
Other assets less liabilities	-0.6%

Largest Holdings [Text Block]

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
BJ's Wholesale Club Holdings, Inc.	$47,635,372	2.2%
Encompass Health Corp.	$45,173,197	2.0%
TXNM Energy, Inc.	$44,700,745	2.0%
IDACORP, Inc.	$36,913,159	1.7%
Hanover Insurance Group, Inc. (The)	$36,434,723	1.7%
Pentair PLC	$35,747,447	1.6%
Cboe Global Markets, Inc.	$35,356,882	1.6%
BorgWarner, Inc.	$35,145,782	1.6%
Nexstar Media Group, Inc.	$35,046,703	1.6%
RPM International, Inc.	$33,644,046	1.5%
Total	$385,798,056	17.5%

Material Fund Change [Text Block]
C000028761
Shareholder Report [Line Items]
Fund Name	AB Discovery Value Fund
Class Name	Class I
Trading Symbol	ABSIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AB Discovery Value Fund (the “Fund”) for the period of December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/ABSIX-S. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/ABSIX-S
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$42	0.91%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.91%	[9]
AssetsNet	$ 2,200,681,314
Holdings Count | Holding	91
Advisory Fees Paid, Amount	$ 8,675,786
InvestmentCompanyPortfolioTurnover	32.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$2,200,681,314
# of Portfolio Holdings	91
Portfolio Turnover Rate	32%
Total Advisory Fees Paid (Net)	$8,675,786

Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Value	Value
Industrials	19.9%
Financials	19.5%
Information Technology	11.7%
Real Estate	9.6%
Consumer Discretionary	9.4%
Health Care	7.6%
Consumer Staples	5.9%
Energy	4.5%
Utilities	4.4%
Materials	4.1%
Communication Services	2.5%
Short-Term Investments	1.5%
Other assets less liabilities	-0.6%

Largest Holdings [Text Block]

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
BJ's Wholesale Club Holdings, Inc.	$47,635,372	2.2%
Encompass Health Corp.	$45,173,197	2.0%
TXNM Energy, Inc.	$44,700,745	2.0%
IDACORP, Inc.	$36,913,159	1.7%
Hanover Insurance Group, Inc. (The)	$36,434,723	1.7%
Pentair PLC	$35,747,447	1.6%
Cboe Global Markets, Inc.	$35,356,882	1.6%
BorgWarner, Inc.	$35,145,782	1.6%
Nexstar Media Group, Inc.	$35,046,703	1.6%
RPM International, Inc.	$33,644,046	1.5%
Total	$385,798,056	17.5%

Material Fund Change [Text Block]
C000135456
Shareholder Report [Line Items]
Fund Name	AB Discovery Value Fund
Class Name	Class Z
Trading Symbol	ABSZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AB Discovery Value Fund (the “Fund”) for the period of December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/ABSZX-S. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/ABSZX-S
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$38	0.81%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.81%	[10]
AssetsNet	$ 2,200,681,314
Holdings Count | Holding	91
Advisory Fees Paid, Amount	$ 8,675,786
InvestmentCompanyPortfolioTurnover	32.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$2,200,681,314
# of Portfolio Holdings	91
Portfolio Turnover Rate	32%
Total Advisory Fees Paid (Net)	$8,675,786

Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Value	Value
Industrials	19.9%
Financials	19.5%
Information Technology	11.7%
Real Estate	9.6%
Consumer Discretionary	9.4%
Health Care	7.6%
Consumer Staples	5.9%
Energy	4.5%
Utilities	4.4%
Materials	4.1%
Communication Services	2.5%
Short-Term Investments	1.5%
Other assets less liabilities	-0.6%

Largest Holdings [Text Block]

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
BJ's Wholesale Club Holdings, Inc.	$47,635,372	2.2%
Encompass Health Corp.	$45,173,197	2.0%
TXNM Energy, Inc.	$44,700,745	2.0%
IDACORP, Inc.	$36,913,159	1.7%
Hanover Insurance Group, Inc. (The)	$36,434,723	1.7%
Pentair PLC	$35,747,447	1.6%
Cboe Global Markets, Inc.	$35,356,882	1.6%
BorgWarner, Inc.	$35,145,782	1.6%
Nexstar Media Group, Inc.	$35,046,703	1.6%
RPM International, Inc.	$33,644,046	1.5%
Total	$385,798,056	17.5%

Material Fund Change [Text Block]
C000028765
Shareholder Report [Line Items]
Fund Name	AB International Value Fund
Class Name	Advisor Class
Trading Symbol	ABIYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AB International Value Fund (the “Fund”) for the period of December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/ABIYX-S. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/ABIYX-S
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$52	0.96%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.96%	[11]
AssetsNet	$ 110,147,342
Holdings Count | Holding	60
Advisory Fees Paid, Amount	$ 120,555
InvestmentCompanyPortfolioTurnover	27.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$110,147,342
# of Portfolio Holdings	60
Portfolio Turnover Rate	27%
Total Advisory Fees Paid (Net)	$120,555

Holdings [Text Block]

Country Breakdown (% of Net Assets)

Value	Value
Japan	24.9%
United Kingdom	12.7%
France	8.5%
United States	8.5%
Spain	6.0%
Switzerland	5.4%
Germany	5.2%
Netherlands	5.0%
Italy	3.3%
Hong Kong	2.7%
Canada	2.1%
South Korea	1.6%
Portugal	1.6%
Taiwan	1.6%
Others	5.8%
Short-Term Investments	5.5%
Other assets less liabilities	-0.4%

Sector Breakdown (% of Net Assets)

Value	Value
Industrials	21.0%
Financials	16.5%
Health Care	11.2%
Information Technology	8.5%
Energy	7.5%
Consumer Discretionary	7.5%
Materials	6.7%
Consumer Staples	5.3%
Communication Services	4.5%
Utilities	3.4%
Real Estate	2.8%
Short-Term Investments	5.5%
Other assets less liabilities	-0.4%

Largest Holdings [Text Block]

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Roche Holding AG	$3,637,602	3.3%
Shell PLC	$3,196,692	2.9%
Resona Holdings, Inc.	$2,726,287	2.5%
Airbus SE	$2,591,679	2.3%
AXA SA	$2,496,959	2.3%
Tokyo Electron Ltd.	$2,473,777	2.2%
Haleon PLC	$2,375,646	2.2%
Nestle SA	$2,339,554	2.1%
Cameco Corp.	$2,320,836	2.1%
NTT Data Group Corp.	$2,300,273	2.1%
Total	$26,459,305	24.0%

Material Fund Change [Text Block]
C000028762
Shareholder Report [Line Items]
Fund Name	AB International Value Fund
Class Name	Class A
Trading Symbol	ABIAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AB International Value Fund (the “Fund”) for the period of December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/ABIAX-S. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/ABIAX-S
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$66	1.21%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	1.21%	[12]
AssetsNet	$ 110,147,342
Holdings Count | Holding	60
Advisory Fees Paid, Amount	$ 120,555
InvestmentCompanyPortfolioTurnover	27.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$110,147,342
# of Portfolio Holdings	60
Portfolio Turnover Rate	27%
Total Advisory Fees Paid (Net)	$120,555

Holdings [Text Block]

Country Breakdown (% of Net Assets)

Value	Value
Japan	24.9%
United Kingdom	12.7%
France	8.5%
United States	8.5%
Spain	6.0%
Switzerland	5.4%
Germany	5.2%
Netherlands	5.0%
Italy	3.3%
Hong Kong	2.7%
Canada	2.1%
South Korea	1.6%
Portugal	1.6%
Taiwan	1.6%
Others	5.8%
Short-Term Investments	5.5%
Other assets less liabilities	-0.4%

Sector Breakdown (% of Net Assets)

Value	Value
Industrials	21.0%
Financials	16.5%
Health Care	11.2%
Information Technology	8.5%
Energy	7.5%
Consumer Discretionary	7.5%
Materials	6.7%
Consumer Staples	5.3%
Communication Services	4.5%
Utilities	3.4%
Real Estate	2.8%
Short-Term Investments	5.5%
Other assets less liabilities	-0.4%

Largest Holdings [Text Block]

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Roche Holding AG	$3,637,602	3.3%
Shell PLC	$3,196,692	2.9%
Resona Holdings, Inc.	$2,726,287	2.5%
Airbus SE	$2,591,679	2.3%
AXA SA	$2,496,959	2.3%
Tokyo Electron Ltd.	$2,473,777	2.2%
Haleon PLC	$2,375,646	2.2%
Nestle SA	$2,339,554	2.1%
Cameco Corp.	$2,320,836	2.1%
NTT Data Group Corp.	$2,300,273	2.1%
Total	$26,459,305	24.0%

Material Fund Change [Text Block]
C000028764
Shareholder Report [Line Items]
Fund Name	AB International Value Fund
Class Name	Class C
Trading Symbol	ABICX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AB International Value Fund (the “Fund”) for the period of December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/ABICX-S. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/ABICX-S
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$106	1.96%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 106
Expense Ratio, Percent	1.96%	[13]
AssetsNet	$ 110,147,342
Holdings Count | Holding	60
Advisory Fees Paid, Amount	$ 120,555
InvestmentCompanyPortfolioTurnover	27.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$110,147,342
# of Portfolio Holdings	60
Portfolio Turnover Rate	27%
Total Advisory Fees Paid (Net)	$120,555

Holdings [Text Block]

Country Breakdown (% of Net Assets)

Value	Value
Japan	24.9%
United Kingdom	12.7%
France	8.5%
United States	8.5%
Spain	6.0%
Switzerland	5.4%
Germany	5.2%
Netherlands	5.0%
Italy	3.3%
Hong Kong	2.7%
Canada	2.1%
South Korea	1.6%
Portugal	1.6%
Taiwan	1.6%
Others	5.8%
Short-Term Investments	5.5%
Other assets less liabilities	-0.4%

Sector Breakdown (% of Net Assets)

Value	Value
Industrials	21.0%
Financials	16.5%
Health Care	11.2%
Information Technology	8.5%
Energy	7.5%
Consumer Discretionary	7.5%
Materials	6.7%
Consumer Staples	5.3%
Communication Services	4.5%
Utilities	3.4%
Real Estate	2.8%
Short-Term Investments	5.5%
Other assets less liabilities	-0.4%

Largest Holdings [Text Block]

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Roche Holding AG	$3,637,602	3.3%
Shell PLC	$3,196,692	2.9%
Resona Holdings, Inc.	$2,726,287	2.5%
Airbus SE	$2,591,679	2.3%
AXA SA	$2,496,959	2.3%
Tokyo Electron Ltd.	$2,473,777	2.2%
Haleon PLC	$2,375,646	2.2%
Nestle SA	$2,339,554	2.1%
Cameco Corp.	$2,320,836	2.1%
NTT Data Group Corp.	$2,300,273	2.1%
Total	$26,459,305	24.0%

Material Fund Change [Text Block]
C000028768
Shareholder Report [Line Items]
Fund Name	AB International Value Fund
Class Name	Class I
Trading Symbol	AIVIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AB International Value Fund (the “Fund”) for the period of December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/AIVIX-S. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/AIVIX-S
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$52	0.96%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.96%	[14]
AssetsNet	$ 110,147,342
Holdings Count | Holding	60
Advisory Fees Paid, Amount	$ 120,555
InvestmentCompanyPortfolioTurnover	27.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$110,147,342
# of Portfolio Holdings	60
Portfolio Turnover Rate	27%
Total Advisory Fees Paid (Net)	$120,555

Holdings [Text Block]

Country Breakdown (% of Net Assets)

Value	Value
Japan	24.9%
United Kingdom	12.7%
France	8.5%
United States	8.5%
Spain	6.0%
Switzerland	5.4%
Germany	5.2%
Netherlands	5.0%
Italy	3.3%
Hong Kong	2.7%
Canada	2.1%
South Korea	1.6%
Portugal	1.6%
Taiwan	1.6%
Others	5.8%
Short-Term Investments	5.5%
Other assets less liabilities	-0.4%

Sector Breakdown (% of Net Assets)

Value	Value
Industrials	21.0%
Financials	16.5%
Health Care	11.2%
Information Technology	8.5%
Energy	7.5%
Consumer Discretionary	7.5%
Materials	6.7%
Consumer Staples	5.3%
Communication Services	4.5%
Utilities	3.4%
Real Estate	2.8%
Short-Term Investments	5.5%
Other assets less liabilities	-0.4%

Largest Holdings [Text Block]

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Roche Holding AG	$3,637,602	3.3%
Shell PLC	$3,196,692	2.9%
Resona Holdings, Inc.	$2,726,287	2.5%
Airbus SE	$2,591,679	2.3%
AXA SA	$2,496,959	2.3%
Tokyo Electron Ltd.	$2,473,777	2.2%
Haleon PLC	$2,375,646	2.2%
Nestle SA	$2,339,554	2.1%
Cameco Corp.	$2,320,836	2.1%
NTT Data Group Corp.	$2,300,273	2.1%
Total	$26,459,305	24.0%

Material Fund Change [Text Block]

[1]	Annualized
[2]	Annualized
[3]	Annualized
[4]	Annualized
[5]	Annualized
[6]	Annualized
[7]	Annualized
[8]	Annualized
[9]	Annualized
[10]	Annualized
[11]	Annualized
[12]	Annualized
[13]	Annualized
[14]	Annualized